CONTINGENCIES - Baosheng Network (Details)			1 Months Ended
	Mar. 14, 2023 USD ($)	Mar. 14, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
CONTINGENCIES
Accounts payable					$ 8,853,669		$ 12,161,957
Baosheng Network
CONTINGENCIES
Accounts payable | ¥						¥ 16,096,561
Baosheng Network | Subsequent event
CONTINGENCIES
Penalty amount	$ 364
Baosheng Network | Service fee repayment | Subsequent event
CONTINGENCIES
Service fee amount	$ 23,338	¥ 160,965
Yituo | Breach of contract claim
CONTINGENCIES
Service fee amount			$ 7,383	¥ 50,843.31